THE MANAGERS FUNDS

Managers Special Equity Fund

Managers International Equity Fund

Managers Emerging Markets Equity Fund

Supplement dated July 1, 2011 to the

Prospectus dated April 1, 2011

The following information supplements and supersedes any information to the contrary relating to the Managers Special Equity Fund, Managers International Equity Fund and Managers Emerging Markets Equity Fund (each a “Fund” and collectively the “Funds”), each a series of The Managers Funds (the “Trust”), contained in the Funds’ prospectus dated April 1, 2011 (the “Prospectus”).

Managers Special Equity Fund

At a meeting held on June 9-10, 2011, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Managers Special Equity Fund described in further detail below and in the footnotes to the Fund’s expense table. Effective July 1, 2011, Managers Investment Group LLC (“Managers”) has contractually agreed, until at least May 1, 2013, to limit Managers Special Equity Fund’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.11% of average daily net assets of the Fund. Immediately prior to July 1, 2011, the Fund had a contractual expense limitation of 1.14%.

Effective July 1, 2011, the “Annual Fund Operating Expenses” table under the section titled “Fees and Expenses of the Fund” and the section titled “Expense Example” on page 2 of the Prospectus are hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Managers Class	Institutional Class
Management Fee	0.90%	0.90%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.65%	0.40%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.56%	1.31%
Fee Waiver and Expense Reimbursements[2]	(0.19)%	(0.19)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1]	1.37%	1.12%

[1]

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

[2]

Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.11% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Managers Class and Institutional Class would be 1.37% and 1.12%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2013. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Managers Class	$139	$458	$816	$1,826
Institutional Class	$114	$380	$684	$1,548

Managers International Equity Fund

At a meeting held on 9-10, 2011, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Managers International Equity Fund described in further detail below and in the footnotes to the Fund’s expense table. Effective July 1, 2011, Managers has contractually agreed, until at least May 1, 2013, to limit Managers International Equity Fund’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.34% of average daily net assets of the Fund. Immediately prior to July 1, 2011, the Fund had a contractual expense limitation of 1.39%.

Effective July 1, 2011, the “Annual Fund Operating Expenses” table under the section titled “Fees and Expenses of the Fund” and the section titled “Expense Example” on page 5 of the Prospectus are hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.55%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	1.46%
Fee Waiver and Expense Reimbursements[2]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1]	1.35%

[1]

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

[2]

Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.34% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment

Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2013. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$137	$442	$778	$1,729

Managers Emerging Markets Equity Fund

At a meeting held on June 9-10, 2011, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Managers Emerging Markets Equity Fund described in further detail below and in the footnotes to the Fund’s expense table. Effective July 1, 2011, Managers has contractually agreed, until at least May 1, 2013, to limit Managers Emerging Markets Equity Fund’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.64% of average daily net assets of the Fund. Immediately prior to July 1, 2011, the Fund had a contractual expense limitation of 1.74%.

Effective July 1, 2011, the “Annual Fund Operating Expenses” table under the section titled “Fees and Expenses of the Fund” and the section titled “Expense Example” on page 8 of the Prospectus are hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.15%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.92%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	2.08%
Fee Waiver and Expense Reimbursements[2]	(0.43)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1]	1.65%

[1]

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

[2]

Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.64% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2013. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$168	$574	$1,045	$2,346

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE